INCOME TAX CHARGE - Summary of Major Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Major components of tax expense (income) [abstract]
Current tax expense	$ 113	$ 1,330	$ 405	$ 7,796
Deferred tax charge (credit) (Note 18)	222	(172)	1,157	(6,923)
Income tax expense (benefit)	$ 335	$ 1,158	$ 1,562	$ 873